Organization and Principal Activities (Details)				3 Months Ended	12 Months Ended
	Apr. 17, 2014 USD ($) $ / shares shares	Mar. 21, 2014 USD ($) shares	Dec. 19, 2013 USD ($) $ / shares shares	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($)	Nov. 20, 2013 $ / shares shares	Oct. 31, 2009	Feb. 24, 2008
Foreign owned subsidiaries economic ownership in variable interest entities
Common stock, shares authorized					500,000,000	500,000,000
Common stock, shares issued					134,930,870	134,015,621
Ordinary shares (in dollars) | $					$ 134,931	$ 134,015
Ordinary shares, shares outstanding					134,930,870	134,015,621
Ordinary shares, par value (in dollars per share) | $ / shares					$ (0.001)	$ (0.001)
Selling, general and administrative expenses | $					$ 475,445,516	$ 366,341,900	$ 226,142,936
Ordinary Shares | Initial public offering
Foreign owned subsidiaries economic ownership in variable interest entities
Number of shares issued or sold	11,500,000
Share price | $ / shares	$ 10.00
Net proceeds from IPO | $	$ 101,400,000
ADSs | Initial public offering
Foreign owned subsidiaries economic ownership in variable interest entities
Number of shares issued or sold	11,500,000
Tencent | Ordinary Shares | Private placement
Foreign owned subsidiaries economic ownership in variable interest entities
Number of shares issued or sold	2,029,420
Net proceeds from private placement | $	$ 18,900,000
Tencent | ADSs | Initial public offering
Foreign owned subsidiaries economic ownership in variable interest entities
Share price | $ / shares	$ 10.00
Shanghai SINA Leju
Foreign owned subsidiaries economic ownership in variable interest entities
Ownership percentage					100.00%
Shanghai Yi Yue
Foreign owned subsidiaries economic ownership in variable interest entities
Ownership percentage					100.00%
Beijing Maiteng
Foreign owned subsidiaries economic ownership in variable interest entities
Ownership percentage					84.00%
City Rehouse
Foreign owned subsidiaries economic ownership in variable interest entities
Ownership percentage					100.00%
CRIC | COHT
Foreign owned subsidiaries economic ownership in variable interest entities
Ownership percentage									66.00%
E-House
Foreign owned subsidiaries economic ownership in variable interest entities
Common stock, shares authorized								500,000,000
Common stock, shares issued			50,000,000		120,000,000			50,000
Common stock, shares issued			70,000,000
Ordinary shares (in dollars) | $			$ 70,000
Ordinary shares, shares outstanding			50,000,000					50,000
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.001					$ 1.00
Share split ratio			0.001
Selling, general and administrative expenses | $				$ 2,857,251			$ 15,527,623
Corporate service under transitional service agreement | $					$ 6,040,071	$ 10,399,978
E-House | Tencent | Share purchase and subscription agreement
Foreign owned subsidiaries economic ownership in variable interest entities
Consideration received | $		$ 180,000,000
Number of subsidiary shares acquired by counterparty		19,201,800
E-House | COHT
Foreign owned subsidiaries economic ownership in variable interest entities
Ownership percentage										34.00%
SINA | COHT
Foreign owned subsidiaries economic ownership in variable interest entities
Ownership percentage										66.00%